12. Investments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Net of income tax		R$ 371	R$ (249)	R$ 41
Via Varejo S.A. ("VV'') [member]
Disclosure of associates [line items]
Gain from the sale	R$ 398
Net of income tax	R$ 199
Share price	R$ 4.9
Sale of subsidiary	R$ 2,300
Corporate collaterals	Corporate collaterals granted by the Company to guarantee obligations in operational agreements under responsibility of Via Varejo, with maturities and performance terms to be met by that company over time, in the amount up to R$ 2 billion.
FIC [member]
Disclosure of associates [line items]
Goodwill		122
Tuya [member] | Almacenes Exito S.A. [member]
Disclosure of associates [line items]
Goodwill		71
Cnova N.V. [member] | Almacenes Exito S.A. [member]
Disclosure of associates [line items]
Goodwill		R$ 11